Information by Segment (Tables)	12 Months Ended
Dec. 31, 2021
IFRS Text Block [Abstract]
Summary of information by operating segment

			FEMSA		FEMSA
			Comercio –		Comercio –
	Coca-Cola		Proximity		Health		FEMSA Comercio –		Heineken		Logistics and				Consolidation
2021	FEMSA		Division		Division		Fuel Division		Investment		Distribution		Other (1)		Adjustments		Consolidated
Total revenues	Ps.	194,804	Ps.	198,586	Ps.	73,027	Ps.	39,922	Ps.	—	Ps.	48,412	Ps.	21,754	Ps.	(20,244)	Ps.	556,261
Intercompany revenue		5,428		520		—		57		—		5,809		8,430		(20,244)		—
Gross profit		88,598		84,196		21,736		5,269		—		10,569		8,479		(5,134)		213,713
Administrative expenses		—		—		—		—		—		—		—		—		27,219
Selling expenses		—		—		—		—		—		—		—		—		134,079
Other income		—		—		—		—		—		—		—		—		5,887
Other expenses		—		—		—		—		—		—		—		—		3,727
Interest expense		6,192		6,076		1,465		1,119		—		430		5,269		(3,613)		16,938
Interest income		932		440		30		154		74		1		3,446		(3,613)		1,464
Other net finance loss (3)		—		—		—		—		—		—		—		—		2,090
Income before income taxes and share of the profit of equity method accounted investees		22,852		12,580		1,068		455		59		1,854		2,477		(154)		41,191
Income taxes		6,609		996		1,219		103		15		982		4,354		—		14,278
Share of the profit of equity method accounted investees, net of tax		88		(120)		—		—		10,775		8		14		—		10,765
Consolidated net income		—		—		—		—		—		—		—		—		37,678
Depreciation and amortization (2)		9,834		10,869		3,355		972		—		2,684		402		(129)		27,987
Non-cash items other than depreciation and amortization		1,613		448		111		14		—		145		110		—		2,441
Investments in equity method accounted investees		7,494		2,899		—		19		96,349		—		538		—		107,299
Total assets		271,567		129,821		57,463		19,878		101,706		64,168		166,984		(74,087)		737,500
Total liabilities		143,995		110,765		44,037		16,503		4,383		28,245		128,568		(74,113)		402,383
Investments in fixed assets (4)		13,865		7,179		2,049		243		—		557		474		(312)		24,055
(1)	Includes other companies and corporate (see Note 1).
(2)	Includes bottle breakage.
(3)	Includes foreign exchange loss, net; gain on monetary position for subsidiaries in hyperinflationary economies; and market value loss on financial instruments.
(4)	Includes acquisitions and disposals of property, plant and equipment, intangible assets, and other long-lived assets.

			FEMSA		FEMSA		FEMSA
			Comercio –		Comercio –		Comercio –
	Coca-Cola		Proximity		Health		Fuel		Heineken		Logistics and				Consolidation
2020 (Revised)	FEMSA		Division		Division		Division		Investment		Distribution		Other (1)		Adjustments		Consolidated
Total revenues	Ps.	183,615	Ps.	181,277	Ps.	65,172	Ps.	34,322	Ps.	—	Ps.	31,568	Ps.	17,311	Ps.	(20,299)	Ps.	492,966
Intercompany revenue		5,016		451		—		9		—		5,508		9,315		(20,299)		—
Gross profit		82,811		74,296		19,575		4,829		—		5,191		8,103		(5,152)		189,653
Administrative expenses		—		—		—		—		—		—		—		—		22,988
Selling expenses		—		—		—		—		—		—		—		—		123,405
Other income		—		—		—		—		—		—		—		—		3,343
Other expenses		—		—		—		—		—		—		—		—		12,381
Interest expense		7,894		5,932		1,540		1,099		—		397		4,376		(3,722)		17,516
Interest income		1,048		388		162		155		61		56		3,952		(3,722)		2,100
Other net finance income (3)		—		—		—		—		—		—		—		—		505
Income before income taxes and share of the profit of equity method accounted investees		16,077		6,409		753		330		48		776		(5,567)		485		19,311
Income taxes		5,428		(280)		243		126		12		446		8,844		—		14,819
Share of the profit of equity method accounted investees, net of tax		(281)		(18)		—		—		(434)		—		(3)		—		(736)
Consolidated net income		—		—		—		—		—		—		—		—		3,756
Depreciation and amortization (2)		10,608		10,574		3,543		865		—		2,062		500		(103)		28,049
Non-cash items other than depreciation and amortization		1,494		739		28		21		—		(25)		164		—		2,421
Investments in equity method accounted investees		7,623		3,102		—		19		87,291		—		235		—		98,270
Total assets		263,066		121,200		60,107		19,572		92,444		52,057		135,456		(59,054)		684,848
Total liabilities		140,609		104,141		46,038		16,466		4,011		15,163		110,054		(58,821)		377,661
Investments in fixed assets (4)		10,354		6,907		1,694		549		—		481		1,052		(144)		20,893
(1)	Includes other companies and corporate (see Note 1).
(2)	Includes bottle breakage.
(3)	Includes foreign exchange loss, net; gain on monetary position for subsidiaries in hyperinflationary economies; and market value loss on financial instruments.
(4)	Includes acquisitions and disposals of property, plant and equipment, intangible assets, and other long-lived assets.

			FEMSA		FEMSA		FEMSA
			Comercio –		Comercio –		Comercio –
	Coca-Cola		Proximity		Health		Fuel		Heineken		Logistics and				Consolidation
2019 (Revised)	FEMSA		Division		Division		Division		Investment		Distribution		Other (1)		Adjustments		Consolidated
Total revenues	Ps.	194,471	Ps.	184,810	Ps.	58,922	Ps.	48,790	Ps.	—	Ps.	19,834	Ps.	21,016	Ps.	(21,132)	Ps.	506,711
Intercompany revenue		5,688		325		—		11		—		5,953		9,155		(21,132)		—
Gross profit		87,507		75,099		17,645		5,713		—		1,013		9,600		(5,096)		191,481
Administrative expenses		—		—		—		—		—		—		—		—		19,930
Selling expenses		—		—		—		—		—		—		—		—		121,871
Other income		—		—		—		—		—		—		—		—		1,013
Other expenses		—		—		—		—		—		—		—		—		4,905
Interest expense		6,904		5,733		1,226		1,175		1		448		1,855		(3,209)		14,133
Interest income		1,230		338		10		267		23		17		4,393		(3,110)		3,168
Other net finance expenses (3)		—		—		—		—		—		—		—		—		(2,527)
Income before income taxes and share of the profit of equity method accounted investees		18,409		11,458		1,487		1,134		10		8		(569)		359		32,296
Income taxes		5,648		923		556		348		(491)		(154)		3,646		—		10,476
Share of the profit of equity method accounted investees, net of tax		(131)		9		—		—		6,428		—		(78)		—		6,228
Consolidated net income		—		—		—		—		—		—		—		—		28,048
Depreciation and amortization (2)		10,642		9,604		3,112		855		—		1,147		561		(112)		25,810
Non-cash items other than depreciation and amortization		1,083		529		23		105		—		321		434		—		2,495
Investments in equity method accounted investees		9,751		3,719		—		—		83,789		4		207		—		97,470
Total assets		257,841		117,229		54,366		22,470		86,639		26,900		127,077		(54,981)		637,541
Total liabilities		128,154		98,468		53,468		20,438		3,151		12,160		50,968		(55,017)		311,790
Investments in fixed assets (4)		11,465		10,374		1,529		706		—		464		1,221		(180)		25,579
(1)	Includes other companies and corporate (see Note 1).
(2)	Includes bottle breakage.
(3)	Includes foreign exchange gain, net; gain on monetary position for subsidiaries in hyperinflationary economies; and market value loss on financial instruments.
(4)	Includes acquisitions and disposals of property, plant and equipment, intangible assets, and other long-lived assets.

Summary of geographic disclosure for non-current assets

Geographic disclosure for the Company’s non-current assets is as follow:

	2021		2020
Mexico and Central America (1)	Ps.	234,719	Ps.	234,679
United States (2)		53,447		37,105
South America (3)		117,278		124,470
Europe		101,338		87,326
Consolidated	Ps.	506,782	Ps.	483,580
(1)	Domestic (Mexico only) non-current assets were Ps. 220,843 and Ps. 226,497, as of December 31, 2021, and December 31, 2020, respectively.
(2)	On May 15, 2020, the Company completed the acquisition of the specialized distribution business of cleaning products and consumables in the United States, through the controlling interest of NW Synergy, which includes WAXIE Sanitary Supply (“WAXIE”) and North American Corporation (“North American”). Additionally, on December 31, 2020, the Company completed the acquisition of Southeastern Paper Group (“SEPG”). In 2021 the Company acquired other companies increasing its specialized distribution footprint in the United States. See Note 4.1.
(3)	South America non-current assets includes Brazil, Argentina, Colombia, Chile, Uruguay and Ecuador. Brazilian non-current assets were Ps. 65,512 and Ps. 66,050, as of December 31, 2021 and December 31, 2020, respectively. Colombia’s non-current assets were Ps. 14,433 and Ps. 15,653, as of December 31, 2021 and December 31, 2020, respectively. Argentina’s non-current assets were Ps. 4,486 and Ps. 3,905, as of December 31, 2021 and December 31, 2020, respectively. Chile’s non-current assets were Ps. 29,621 and Ps. 30,953, as of December 31, 2021 and December 31, 2020, respectively. Uruguay’s non-current assets were Ps. 2,473 and Ps. 4,537, as of December 31, 2021 and December 31, 2020, respectively. Ecuador’s non-current assets were Ps. 3,590 and Ps. 3,372, as of December 31, 2021 and December 31, 2020, respectively.